Income Taxes - Summary of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income taxes:
Federal						$ 8
State					$ 71	125
Total current income tax expense					71	133
Deferred income taxes:
Total income tax expense	$ 16	$ 62	$ 39	$ 43	$ 71	$ 133